Basis of Semiannual Condensed Consolidated Financial Statements [Text Block]	6 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Basis of Semiannual Condensed Consolidated Financial Statements [Text Block]

1.    BASIS OF SEMIANNUAL CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Description of Business

Mitsubishi UFJ Financial Group, Inc. (“MUFG”) is a holding company for MUFG Bank, Ltd. (formerly, The Bank of Tokyo-Mitsubishi UFJ, Ltd., “MUFG Bank” or “BK”), Mitsubishi UFJ Trust and Banking Corporation (“Mitsubishi UFJ Trust and Banking” or “TB”), Mitsubishi UFJ Securities Holdings Co., Ltd. (“Mitsubishi UFJ Securities Holdings” or “SCHD”), Mitsubishi UFJ NICOS Co., Ltd. (“Mitsubishi UFJ NICOS”), and other subsidiaries. Mitsubishi UFJ Securities Holdings is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (“Mitsubishi UFJ Morgan Stanley Securities”). Through its subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and it provides related services to individual and corporate customers. See Note 17 for more information by business segment.

Basis of Financial Statements

The accompanying semiannual condensed consolidated financial statements are presented in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. The accompanying condensed consolidated financial statements include the accounts of MUFG, its subsidiaries and certain variable interest entities (“VIE”s) (together, the “MUFG Group”), and reflect all adjustments (consisting of normal recurring adjustments) that, in the opinion of management, are necessary to conform with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements for the fiscal year ended March 31, 2018. Certain information that would be included in annual financial statements but is not required for semiannual reporting purposes under U.S. GAAP has been omitted or condensed.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications

Certain reclassifications and format changes have been made to the prior period condensed consolidated financial statements to conform to the presentation for the six months ended September 30, 2018. These reclassifications and format changes include 1) the reclassifications of interest expense from “Long-term debt” to “Payables under repurchase agreements and securities lending transactions” within interest expense in the condensed consolidated statements of income, and cash flows from “Proceeds from issuance of long-term debt” and “Repayments of long-term debt” to “Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions” in cash flows from financing activities in the condensed consolidated statements of cash flows, in relation to the reclassification of long-term repurchase agreements from “Long-term debt” to “Payables under repurchase agreements” in the condensed consolidated balance sheets that were made in the second half of the fiscal year ended March 31, 2018, and 2) reclassifications of equity investment securities from “Available-for-sale securities” and “Other investment securities” to a new line labeled as “Equity securities” within Investment securities in the condensed consolidated balance sheet to report all marketable and nonmarketable equity investment securities separately from Available-for-sale debt securities and Held-to-maturity debt securities. The related cash flows were also reclassified from “Proceeds from sales and maturities of Available-for-sale securities” and “Proceeds from sales and redemption of Other investment securities” to “Proceeds from sales and redemption of Equity securities”, and from “Purchases of Available-for-sale securities” and “Purchases of Other investment securities” to “Purchases of Equity securities” in cash flows from investing activities in the condensed consolidated statements of cash flows. These reclassifications and format changes did not result in a change to previously reported financial condition, results of operations, and cash flows.

Accounting Changes

Restricted Cash—In November 2016, the FASB issued new guidance which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents, and amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This guidance also requires an entity to disclose how the statement of cash flows reconciles to the balance sheet when cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents are presented in more than one line item within the balance sheet, and information about the nature of the restrictions on its cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. This guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The MUFG Group early adopted this guidance in the second half of the fiscal year ended March 31, 2018 retrospectively. The adoption of the guidance resulted in reclassification of restricted cash balances into cash and cash equivalents on the consolidated statements of cash flows. In addition, the MUFG Group included cash and due from banks and interest-earning deposits in other banks in cash and cash equivalents in the consolidated statements of cash flows, resulting in interest-earning deposits in other banks no longer being reflected in investing activities. Upon adoption, the MUFG Group recorded an increase of ¥3,049 million in Net cash used in operating activities and an increase of ¥727,688 million in Net cash provided by investing activities for the six months ended September 30, 2017.

Revenue from Contracts with Customers—In May 2014, the FASB issued new guidance which supersedes the current revenue recognition requirements, including most industry-specific guidance. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers, including significant judgments and changes in judgments, and assets recognized from the costs incurred to obtain or fulfill a contract. In March 2016, the FASB issued further guidance related to the principal-versus-agent assessment which requires an entity to determine the nature of the promise to the customer by identifying each specified good or service to be provided and assessing whether an entity controls each specified good or service before that good or service is transferred to the customer. In addition, in April 2016, the FASB issued guidance clarifying certain aspects of identification of promised goods or services and provides implementation guidance on licensing of intellectual property. Furthermore, in May 2016, the FASB issued guidance which amends the guidance on assessing collectibility, presentation of sales taxes, noncash consideration, and contract modifications and completed contracts at transition, and on disclosure around transition. In December 2016, the FASB issued additional guidance which amends the new revenue standard to clarify certain aspects, including the scope and disclosure requirements. This guidance is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. The MUFG Group adopted the guidance on April 1, 2018 on a modified retrospective method, and there was no material impact on its financial position and results of operations. For additional information, see Note 16.

Recognition and Measurement of Financial Assets and Financial Liabilities—In January 2016, the FASB issued new guidance which requires equity investments, except those accounted for under the equity method of accounting or those that result in consolidation of the investee, to be measured at fair value with changes in fair value recognized in net income. However, for equity investments that do not have readily determinable fair values, the fair value may be measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer(“the measurement alternative”), and the impairment assessment is simplified by performing a qualitative assessment to identify impairments. For financial liabilities which were elected to measure at fair value in accordance with the fair value option, this guidance also requires an entity to present separately in other comprehensive income the portion of the changes in the fair value of financial liabilities resulting from a change in the instrument-specific credit risk. In addition, this guidance eliminates the requirement to disclose the methods and significant assumptions used to estimate the fair value for financial instruments measured at amortized cost, and clarifies, for disclosure purposes, the requirement for the use of an exit price notion in the determination of the fair value of financial instruments measured at amortized cost. This guidance also clarifies that an entity must evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. This guidance is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early adoption is not permitted except for the amendments related to the accounting for financial liabilities under the fair value option. In February 2018, the FASB issued additional guidance to improve certain aspects of the new guidance. The MUFG Group adopted the guidance on April 1, 2018. Upon adoption, the MUFG Group recorded an increase in the beginning balance of retained earnings as of April 1, 2018 of ¥2,702 billion, with a corresponding decrease in Accumulated other comprehensive income (loss) (“Accumulated OCI”), net of taxes. Other amendments required under the new guidance did not have a material impact on the MUFG Group’s financial position and results of operations. As a result of adopting this guidance, marketable equity investment securities are measured at fair value with unrealized gains or losses reflected in net income. Prior to adoption, such unrealized gains and losses were reflected in other comprehensive income. Nonmarketable equity investment securities previously accounted for under the cost method of accounting are now measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes.

Recognition of Breakage for Certain Prepaid Stored-Value Products—In March 2016, the FASB issued new guidance which clarifies that liabilities related to the sale of certain prepaid stored-value products are financial liabilities. The guidance also provides a narrow scope exception to the guidance on extinguishments of liabilities to require that breakage for those liabilities be accounted for consistent with the breakage model required by the guidance on revenue from contracts with customers for non-financial liabilities. This guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early application is permitted, including adoption in an interim period. The MUFG Group adopted this guidance on April 1, 2018. Upon adoption, the MUFG Group recorded an increase in the beginning balance of retained earnings as of April 1, 2018 of ¥1,784 million, net of taxes.

Classification of Certain Cash Receipts and Cash Payments—In August 2016, the FASB issued new guidance which provides specific guidance on eight cash flow classification issues to reduce diversity in practice. This guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. Since this guidance only impacts classification in the statement of cash flows, adoption will not affect the MUFG Group’s consolidated statements of income or consolidated balance sheets. The MUFG Group adopted this guidance on April 1, 2018, and there was no material impact on its consolidated statements of cash flows.

Intra-Entity Transfers of Assets Other Than Inventory—In October 2016, the FASB issued new guidance which simplifies the accounting for the income tax consequences of intra-entity transfers of assets other than inventory. Under current U.S. GAAP, the recognition of current and deferred income taxes for an intra-entity asset transfer is prohibited until the asset has been sold to an outside party. This guidance eliminates this exception for all intra-entity sales of assets other than inventory. This guidance is effective for annual reporting periods beginning after December 15, 2017, including interim periods within those annual reporting periods. Early adoption is permitted. The MUFG Group adopted this guidance on April 1, 2018, and there was no material impact on its financial position and results of operations.

Clarifying the Definition of a Business—In January 2017, the FASB issued new guidance which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. This guidance requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, an integrated set of assets and activities is not a business. This guidance also requires that to be considered a business, an integrated set of assets and activities must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs, provides a framework to evaluate whether both an input and a substantive process are present, and removes the current requirement to assess if a market participant could replace any missing elements. Furthermore, this guidance narrows the definition of outputs so that the term is consistent with how outputs are described in the new revenue standard. This guidance is effective for annual periods beginning after December 15, 2017, including interim periods within those periods. Early application is permitted for transactions that occur in a period for which financial statements have not been issued. The MUFG Group adopted this guidance on April 1, 2018, and there was no material impact on its financial position and results of operations.

Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets—In February 2017, the FASB issued new guidance which clarifies the scope of the guidance on derecognition of nonfinancial assets and provides guidance on the accounting for partial sales of nonfinancial assets. This guidance defines an in substance nonfinancial asset, unifies guidance related to partial sales of nonfinancial assets, eliminates rules specifically addressing sales of real estate, removes exceptions to the financial asset derecognition model, and clarifies the accounting for contributions of nonfinancial assets to joint venture. The effective date and early adoption of this guidance will be the same as the effective date and early adoption of the new revenue standard. The MUFG Group adopted this guidance on April 1, 2018, and there was no material impact on its financial position and results of operations.

Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost—In March 2017, the FASB issued new guidance which requires that an employer report the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations, if one is presented. This guidance also allows only the service cost component to be eligible for capitalization when applicable. This guidance is effective for annual periods beginning after December 15, 2017, including interim periods within those annual periods. Early adoption is permitted as of the beginning of an annual period for which financial statements (interim or annual) have not been issued. The MUFG Group retrospectively adopted this guidance on April 1, 2018 using the practical expedient permitted by this guidance and reclassified the non-service cost components of net pension benefit/cost to Other non-interest expenses, and there was no material impact on its financial position and results of operation. See Note 7 for further information.

Scope of Modification Accounting—In May 2017, the FASB issued new guidance which clarifies when to account for a change to the terms or conditions of a share-based payment award as a modification. Under this guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award changes as a result of the change in terms or conditions. This guidance is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period, for which financial statements have not yet been issued. The MUFG Group adopted this guidance on April 1, 2018, and there was no material impact on its financial position and results of operations.

Recently Issued Accounting Pronouncements

Leases—In February 2016, the FASB issued new guidance which requires that lessees recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. The accounting applied by lessors is largely unchanged, but the accounting model for leveraged leases is not retained for leases that commence after the effective date of this guidance. This guidance also requires entities to provide qualitative and quantitative disclosures about the amount, timing and uncertainty of cash flows arising from leases. In July 2018, the FASB issued additional guidance which allowed a modified retrospective adoption method where the guidance would only be applied to open leases at the adoption date and new lease going forward, with a cumulative effect adjustment to retained earnings as of the adoption date. The new lease guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted. The MUFG Group will adopt the guidance on April 1, 2019, using the modified retrospective method without revising prior comparative periods. The MUFG Group will continue to evaluate what effect this guidance will have on its financial statements and related disclosures. The MUFG Group expects a gross-up on its consolidated balance sheet as a result of the adoption of this guidance, recognizing lease liabilities and right-of-use assets, although the extent of such a gross-up is under evaluation. The MUFG Group is in the technology testing phase of this project to support the ongoing lessee accounting required under the new guidance. The MUFG Group’s implementation efforts include evaluation of potential changes to internal controls.

Measurement of Credit Losses on Financial Instruments—In June 2016, the FASB issued new guidance which replaces the incurred loss impairment methodology in current U.S. GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to estimate credit losses. Under this guidance, the measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectibility of the reported amount of the financial asset (or a group of financial assets) measured at amortized cost basis. For available-for-sale debt securities, a credit loss is recorded through an allowance for credit losses and the amount of the allowance is limited to the amount by which fair value is below amortized cost. For purchased financial assets with a more-than-insignificant amount of credit deterioration since origination that are measured at amortized cost basis, the initial allowance for credit losses is added to the purchase price rather than being reported as a credit loss expense, only subsequent changes in the allowance are recorded as a credit loss expense, and interest income is recognized based on the effective interest rate, excluding the discount embedded in the purchase price that is attributable to the acquirer’s assessment of credit losses at acquisition. This guidance also expands the disclosure requirements regarding an entity’s assumptions, models, and methods for estimating the allowance, and requires the entity to disclose the amortized cost balance for each class of financial asset by credit quality indicator, disaggregated by the year of origination. This guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The MUFG Group is currently evaluating what effect the guidance above will have on its consolidated financial statements and related disclosures. The MUFG Group’s implementation efforts include identifying key interpretive issues and assessing existing credit forecasting models and processes against this guidance to determine what modifications may be required.

Simplifying the Test for Goodwill Impairment—In January 2017, the FASB issued new guidance which simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. Under Step 2, an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities (including unrecognized assets and liabilities) following the procedure that would be required in determining the fair value of assets acquired and liabilities assumed in a business combination. This guidance eliminates Step 2 and instead requires an entity to perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. This guidance also eliminates the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test, and instead requires the disclosure of the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets. This guidance is effective for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The MUFG Group is currently evaluating what effect the guidance will have on its consolidated financial statements and related disclosures.

Premium Amortization on Purchased Callable Debt Securities—In March 2017, the FASB issued new guidance which shortens the amortization period for certain callable debt securities held at a premium, specifically requiring the premium to be amortized to the earliest call date. This guidance does not require an accounting change for securities held at a discount, and the discount continues to be amortized to maturity. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. The MUFG Group is currently evaluating what effect the guidance will have on its consolidated financial statements and related disclosures.

Targeted Improvements to Accounting for Hedging Activities—In August 2017, the FASB issued new guidance which better aligns an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results. To meet that objective, this guidance expands and refines hedge accounting for both nonfinancial and financial risk components and aligns the recognition and presentation of the effects of the hedging instrument and the hedged item in the financial statements. In addition, this guidance includes certain targeted improvements to ease the application of current guidance related to the assessment of hedge effectiveness. This guidance also modifies the requirement to disclose the effect on the income statement of fair value and cash flow hedges, eliminates the requirement to disclose the ineffective portion of the change in fair value of hedging instruments, and requires new tabular disclosures related to cumulative basis adjustments for fair value hedges. This guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early application is permitted in any interim period after issuance of this guidance. The MUFG Group is currently evaluating what effect the guidance will have on its consolidated financial statements and related disclosures.

Improvements to Nonemployee Share-Based Payment Accounting—In June 2018, the FASB issued new guidance which largely aligns the accounting for share-based payment awards issued to employees and nonemployees. Under this guidance, equity-classified share-based payment awards issued to nonemployees are measured at the grant date, instead of the previous requirement to measure the awards at the earlier of the date at which the performance commitment is reached or the date of performance completion. For awards issued to nonemployees with performance conditions, compensation cost associated with the awards is recognized when achievement of the performance condition is probable, instead of the previous requirement to recognize the costs based on the lowest aggregate fair value. This guidance also eliminates the previous requirement to reassess the classification for certain nonemployee awards upon vesting. This guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. Early adoption is permitted, but no earlier than an entity’s adoption date of the new revenue standard. The MUFG Group is currently evaluating what effect the guidance will have on its consolidated financial statements and related disclosures.

Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement—In August 2018, the FASB issued new guidance which modifies the disclosure requirements on fair value measurements. This guidance removes disclosure requirements for the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels, and valuation processes for Level 3 fair value measurements, clarifies disclosure requirements for investments in certain entities that calculate net asset value and the measurement uncertainty, and adds disclosure requirements for unrealized gains and losses included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period as well as the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted upon issuance of this guidance. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this guidance and delay adoption of the additional disclosures until their effective date. The MUFG Group is currently evaluating what effect the guidance will have on its disclosures.

Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans—In August 2018, the FASB issued new guidance which modifies the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. This guidance removes certain disclosure requirements, including amounts in Accumulated OCI expected to be recognized as components of net periodic benefit cost over the next fiscal year and the amount and timing of plan assets expected to be returned to the employer, clarifies disclosure requirements for defined benefit plans with projected or accumulated benefit obligations in excess of plan assets, and adds disclosure requirements for weighted-average interest crediting rates for cash balance plans and other plans with promised interest crediting rates as well as an explanation of the reasons for significant gains and losses related to changes in the benefit obligation for the period. This guidance is effective for fiscal years ending after December 15, 2020. Early adoption is permitted. The MUFG Group is currently evaluating what effect the guidance will have on its disclosures.

Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract—In August 2018, the FASB issued new guidance which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. This guidance requires an entity (customer) in a hosting arrangement that is a service contract to follow the guidance on internal-use software to determine which implementation costs to capitalize as an asset related to the service contract and which costs to expense. This guidance also requires the entity (customer) to expense the capitalized implementation costs of a hosting arrangement that is a service contract over the term of the hosting arrangement, apply the existing impairment guidance on internal-use software to the capitalized implementation costs as if the costs were long-lived assets, and present the capitalized-implementation-cost-related items in the same line items in the financial statements as those relating to fees associated with the hosting element (service) of the arrangement. This guidance is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted, including adoption in any interim period. The MUFG Group is currently evaluating what effect the guidance will have on its consolidated financial statements and related disclosures.

Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes—In October 2018, the FASB issued new guidance which permits use of the Overnight Index Swap (“OIS”) rate based on Secured Overnight Financing Rate as a U.S. benchmark interest rate for hedge accounting purposes in addition to the interest rates on direct Treasury obligations of the U.S. government, the London Interbank Offered Rate (“LIBOR”), the OIS rate based on the Fed Funds Effective Rate, and the Securities Industry and Financial Markets Association Municipal Swap Rate. This guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted in any interim period upon issuance of this guidance if an entity already has adopted the new hedge accounting standard. The MUFG Group is currently evaluating what effect the guidance will have on its consolidated financial statements and related disclosure.